Share Capital (Tables)	12 Months Ended
Jun. 30, 2020
Share Capital, Reserves and Other Equity Interest [Abstract]
Disclosure of Classes of Share Capital
Included in the total of issued shares are the following treasury shares:

	Number of shares
	2020	2019

Ordinary shares
Lydenburg Exploration Limited[1]	335	335
Kalgold Share Trust[2]	47 046	47 046
Harmony ESOP Trust[2]	6 335 629	6 592 900

Convertible preference shares
Harmony Gold Community Trust[3]	4 400 000	4 400 000

[1]	A wholly-owned subsidiary.

[2]	Trust controlled by the group.

[3]	The issue of the convertible preference shares did not impact the group's consolidated financial statements as the Harmony Gold Community Trust is controlled by the group.